Accounts payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts payable
Vendor payable		¥ 62,548,717	¥ 38,216,484
Shipping charges payable and others		11,788,991	7,819,400
Total	$ 11,425,497	¥ 74,337,708	¥ 46,035,884